INTANGIBLE ASSETS (Detail Textuals 1)	12 Months Ended			0 Months Ended		12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	May 10, 2013 Asset Purchase Agreement Redweb Technologies Limited USD ($)	May 10, 2013 Asset Purchase Agreement Redweb Technologies Limited GBP (£)	Sep. 30, 2013 Asset Purchase Agreement Redweb Technologies Limited Intellectual Property USD ($)	Sep. 30, 2013 Asset Purchase Agreement Redweb Technologies Limited Supplies USD ($)
Finite-Lived Intangible Assets [Line Items]
Amount of purchase price				$ 624,080	£ 400,000	$ 584,080
Supplies expense							40,000
Amount held in escrow				62,408	40,000
Impairment expense	114,730					114,730
Total amortization expense charged to operations	$ 163,404	$ 272,844	$ 363,791